N-4	May 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	May 14, 2025
Amendment Flag	false
NYL Flexible Premium Variable Annuity III
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.38%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.44%